Per share amounts (Schedule of Earnings Per Share computation per common share) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ 89,382	$ (102,577)
Weighted average common shares outstanding	405,494,353	397,630,947
Basic earnings (loss) per common share	$ 0.22	$ (0.26)
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ 89,382	$ (102,577)
Weighted average common shares outstanding	405,494,353	397,630,947
Dilutive effect of stock options	1,641,000	0
Weighted average common shares outstanding, assuming dilution	407,135,000	397,631,000
Diluted earnings (loss) per common share	$ 0.22	$ (0.26)